Income Taxes - Reconciliations of Income Tax Rates and Actual Tax Charge (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss from continuing operations before income taxes	$ (282,426)	$ (18,745)	$ (306,861)
Net loss not subject to taxes	(336,040)	(9,912)	(269,677)
Net income (loss) subject to taxes	53,614	(8,833)	(37,184)
At applicable statutory tax rates	12,476	(1,411)	(6,547)
Effective Income Tax Reconciliation, Permanent and Currency Differences and Change In Deferred Tax Assets Valuation Allowance	(13,870)	4,947	24,368
Other	(3,569)	2,023	25
Tax (recovery) expense related to the year	$ (4,963)	$ 5,559	$ 17,846